Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other current assets

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Grant receivable	762	875
Prepaid expenses	3,781	2,389
Positive market value forward contract	—	914
Value added tax receivable	915	798
Other assets	950	787

Other current assets	6,408	5,763

Summary of Other non-current assets

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Prepaid expenses	636	724

Total non-current assets	636	724